September 4, 2026

To the Stockholders and Board of Directors
California First Leasing Corporation
Newport Beach, California

In planning and performing our audit of the financial statements of California First Leasing Corporation (“Company”) as of and for the year ended June 30, 2026, in accordance with auditing standards generally accepted in the United States of America, we considered the Company’s internal control over financial reporting, including controls over safeguarding securities (internal control) as a basis for designing audit procedures that are appropriate in the circumstances for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we do not express an opinion on the effectiveness of the Company’s internal control.

A deficiency in internal control exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent, or detect and correct misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the entity’s financial statements will not be prevented, or detected and corrected on a timely basis. A reasonable possibility exists when the likelihood of an event occurring is either reasonably possible or probable as defined as follows:

•	Reasonably possible. The chance of the future event or events occurring is more than remote but less than likely.
•	Probable. The future event or events are likely to occur.

Our consideration of internal control was for the limited purpose described in the first paragraph and was not designed to identify all deficiencies in internal control that might be material weaknesses. Given these limitations, during our audit we did not identify any deficiencies in internal control that we consider to be material weaknesses. However, material weaknesses may exist that have not been identified.

This communication is intended solely for the information and use of management, the stockholders, the Board of Directors and the Securities and Exchange Commission, others within the organization, and is not intended to be, and should not be, used by anyone other than these specified parties.

Seattle, Washington

eidebailly.com

200 W. Mercer St., Ste. E300 • Seattle, WA 98119-3958 • T 206.285.7242 • F 206.285.7426 • EOE